Shareholders' Equity (Details) - Schedule of stock options - Employee Stock [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Shareholders' Equity (Details) - Schedule of stock options [Line Items]
Number of options, Outstanding, Beginning balance | shares	305,839
Weighted average exercise price, Outstanding, Beginning balance | $ / shares	$ 14.21
Weighted average remaining contractual term (in years), Outstanding, Beginning balance	1 year 3 months 29 days
Aggregate intrinsic value, Outstanding, Beginning balance | $	$ 98
Number of options, Outstanding, Ending balance | shares	139,680
Weighted average exercise price, Outstanding, Ending balance | $ / shares	$ 16.36
Weighted average remaining contractual term (in years), Outstanding, Ending balance	1 year 2 months 12 days
Aggregate intrinsic value, Outstanding, Ending balance | $	$ 181
Number of options, Granted | shares
Weighted average exercise price, Granted | $ / shares
Number of options, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Number of options, Expired and forfeited | shares	(166,159)
Weighted average exercise price, Expired and forfeited | $ / shares	$ 12.4
Number of options, Outstanding, Vested and expected to vest | shares	139,680
Weighted average exercise price, Vested and expected to vest | $ / shares	$ 16.36
Weighted average remaining contractual term (in years), Vested and expected to vest	1 year 2 months 12 days
Aggregate intrinsic value, Vested and expected to vest | $	$ 181
Number of options, Exercisable | shares	121,155
Weighted average exercise price, Exercisable | $ / shares	$ 17.7
Weighted average remaining contractual term (in years), Exercisable	10 months 6 days
Aggregate intrinsic value, Exercisable | $	$ 85